Jack-Up Drilling Rigs, net and Property, Plant and Equipment - Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Jack Up Rigs [Roll Forward]
Opening balance as of January 1,	$ 2,823.2	$ 2,578.3
Additions	66.4	64.6
Depreciation	(146.9)	(130.1)	$ (115.5)
Transfers from newbuildings	0.0	310.4
Ending balance as of December 31,	$ 2,742.7	$ 2,823.2	$ 2,578.3